Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis	Sep. 30, 2021 USD ($)
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	$ 311,171,488
Liabilities:
Derivative warrant liabilities-public	6,845,590
Derivative warrant liabilities-private
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account
Liabilities:
Derivative warrant liabilities-public
Derivative warrant liabilities-private
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account
Liabilities:
Derivative warrant liabilities-public
Derivative warrant liabilities-private	$ 10,145,590